Investment in Equity Investees (Detail)	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Shanghai Tonghua Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Tonghua Network Technology Co Ltd USD ($)	Dec. 31, 2011 Beijing Huayi Giant Information Technology Co. Ltd. CNY	Dec. 31, 2011 Beijing Huayi Giant Information Technology Co. Ltd. USD ($)	Dec. 31, 2011 Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Juxi Network Technology Co Ltd USD ($)	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd USD ($)	Dec. 31, 2011 Yunfeng Fund CNY		Dec. 31, 2011 Yunfeng Fund USD ($)		Dec. 31, 2011 Gross CNY	Dec. 31, 2010 Gross CNY	Dec. 31, 2011 Gross Shanghai Tonghua Network Technology Co Ltd CNY	Dec. 31, 2010 Gross Shanghai Tonghua Network Technology Co Ltd CNY	Dec. 31, 2011 Gross Beijing Huayi Giant Information Technology Co. Ltd. CNY	Dec. 31, 2010 Gross Beijing Huayi Giant Information Technology Co. Ltd. CNY	Dec. 31, 2011 Gross Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2011 Gross Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 Gross Yunfeng Fund CNY		Dec. 31, 2011 Income (Loss) from Equity Method Investments CNY	Dec. 31, 2010 Income (Loss) from Equity Method Investments CNY	Dec. 31, 2011 Income (Loss) from Equity Method Investments Shanghai Tonghua Network Technology Co Ltd CNY	Dec. 31, 2010 Income (Loss) from Equity Method Investments Shanghai Tonghua Network Technology Co Ltd CNY	Dec. 31, 2011 Income (Loss) from Equity Method Investments Beijing Huayi Giant Information Technology Co. Ltd. CNY	Dec. 31, 2011 Income (Loss) from Equity Method Investments Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2011 Income (Loss) from Equity Method Investments Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 Income (Loss) from Equity Method Investments Yunfeng Fund CNY
Schedule of Equity Method Investments [Line Items]
Investment in equity investees		35,125,945		2,351,894	$ 201,583	32,774,051	$ 5,292,034		$ 947,608		$ 20,321			$ 49,370,326	[1]	360,266,331	35,774,051	3,000,000	3,000,000	32,769,269	32,774,051	6,128,039	1,319,023	317,050,000	[1]	(8,866,107)	(648,106)	(1,731,257)	(648,106)	538,265	(163,888)	(1,191,127)	(6,318,100)	[1]
Cost of investments		324,492,280				(4,782)		6,128,039		1,319,023		317,050,000	[1]
Share of equity income	(1,305,709)	(8,218,001)	(648,106)	(1,083,151)		538,265		(163,888)		(1,191,127)		(6,318,100)	[1]
Investment in equity investees	$ 55,831,872	351,400,224	35,125,945	1,268,743	$ 201,583	33,307,534	$ 5,292,034	5,964,151	$ 947,608	127,896	$ 20,321	310,731,900	[1]	$ 49,370,326	[1]	360,266,331	35,774,051	3,000,000	3,000,000	32,769,269	32,774,051	6,128,039	1,319,023	317,050,000	[1]	(8,866,107)	(648,106)	(1,731,257)	(648,106)	538,265	(163,888)	(1,191,127)	(6,318,100)	[1]

[1]	In September 2011, the Company invested an aggregate amount of RMB317,050,000 (US$50,374,172) in Yunfeng Fund as a Limited Partner, where it has a term of 10 years, with an option to extend for another two years. Given the Company holds more than three percent interest in Yunfeng Fund and the significance of this investment, the investment is accounted for under the equity method as prescribed in ASC323-10. As of and for the year ended December 31, 2011, the total assets, liabilities and operating loss of Yunfeng fund are RMB3,051,110,433 (US$484,772,626), RMB89,687,234 (US$14,249,866) and RMB63,008,814 (US$10,011,092), respectively.